Long-term Debt	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Long-term Debt
7.           Long-term Debt:

Details of the Company's loan and credit facilities are discussed in Note 8 of the Company's consolidated financial statements for the year ended December 31, 2011 included in the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 27, 2012.

The principal payments required to be made after June 30, 2012 for all outstanding debt are as follows:

Years	Amount
June 30, 2013	$36,637
June 30, 2014	32,298
June 30, 2015	31,094
June 30, 2016	35,715
June 30, 2017	60,309
June 30, 2018 and thereafter	46,060
Total	$242,113

Based on the loan agreements, the Company is required to meet certain security cover ratios calculated based on the fair market value of vessels over the outstanding balance of each loan. However, according to the loan agreements, security cover ratio shortfalls do not constitute event of default. A default occurs only when, following the lender's request, the Company fails to remediate any shortfall by providing additional collateral or repaying the portion of the loan equal to the shortfall to bring the Company into compliance with the required security cover ratio. As of June 30, 2012, the Company was not in compliance with security cover ratios contained in two of its loan agreements under which a total of $97.9 million was outstanding as of June 30, 2012. As a result, the Company may be required to prepay indebtedness or provide additional collateral to its lenders in the form of cash or other property. Therefore, the Company classified an amount of $4.6 million as current portion of long-term debt as of June 30, 2012, representing payments that may be required by the lenders to satisfy the security cover shortfalls, in accordance with the terms of the loans. Up to the date of these financial statements no such request was made by any lender.

Interest expense for the six month periods ended June 30, 2011 and 2012 amounting to $1,795 and $3,801 respectively, amortization of deferred finance fees amounting to $157 and $257, respectively, and other finance fees amounting to $89 and $84, respectively,  are included under "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

At June 30, 2012, all Company's vessels, having a net carrying value of $608,102, are first-priority mortgaged as collateral to the Company's loan facilities.